California First Leasing Corporation

Statement of Investments

As of March 31, 2023

Industry - Percent of Net Assets	Company	Shares	Market Value
Auto & Truck Dealerships --0.46%	Lithia Mtrs Inc	4,265	$976,386
Auto Manufacturers --3.57%	Ford Motor Company	597,300	7,525,980
Auto Parts --0.47%	Allison Transmission	21,890	990,304

Banks - Diversified --3.65%	Bank of America Corporation	117,500	3,360,500
	JP Morgan Chase & Co	4,380	570,758
	Wells Fargo & Co	100,400	3,752,952
			7,684,210

Capital Markets --2.89%	Goldman Sachs	18,600	6,084,246

Credit Services --0.74%	Credit Acceptance Corporation (1)	1,220	531,969
	Paypal Holdings Inc (1)	13,600	1,032,784
			1,564,753

Drug Manufacturers --4.37%	Bristol Myers Squibb	132,800	9,204,368
Entertainment --0.43%	Netflix.com Inc. (1)	2,650	915,522
Financial --0.34%	Pimco Muni Income Fund III	85,459	710,164

Healthcare Plans --4.28%	Cigna Corp New	30,710	7,847,326
	United Health Group	2,489	1,176,277
			9,023,603

Insurance - Diversified --0.49%	Berkshire Hathaway Inc (1)	3,364	1,038,702

Internet Content & Information --6.58%	Alphabet Inc. (1)	105,100	10,902,023
	Meta Platforms Inc. (1)	13,907	2,947,450
			13,849,473

Internet Retail --0.24%	Alibaba Grp Hldg (1)	4,900	500,682
Oil & Gas E & P --2.88%	Ovintiv Inc.	168,325	6,073,166
Oil & Gas Equipment & Services --3.01%	Schlumberger LTD	129,000	6,333,900
Oil & Gas Integrated --8.37%	Exxon Mobil	160,800	17,633,328
Scientific & Technical Instruments --0.53%	Sensata Technologies	22,300	1,115,446
Semiconductor Equip & Materials --5.95%	Applied Materials	102,000	12,528,660

Semiconductors --10.49%	Advanced Micro Devices Inc. (1)	31,100	3,048,111
	Marvell Technology Inc.	129,500	5,607,350
	Micron Technology Inc.	81,300	4,905,642
	Qualcomm Inc	66,850	8,528,723
			22,089,826

Specialty Business Services --1.15%	Global Payments Inc.	23,050	2,425,782
Specialty Chemicals --1.77%	Dupont De Nemours	51,940	3,727,734
Steel --2.08%	Cleveland-Cliffs Inc. (1)	239,000	4,380,870

Telecom Services --3.75%	Charter Communications Inc (1)	3,199	1,143,994
	Verizon Communications	173,750	6,757,138
			7,901,132

Thermal Coal --0.23%	Consol Energy Inc.	8,400	489,468
Tobacco --2.28%	British American Tobacco	136,700	4,800,904

	Total-Equity Securities		$149,568,608

Short-term Investments --21.58%
Bank Deposit --0.25%	Liberty Bank, N.A.		525,440
Fixed Income --14.16%	U.S. Treasury Bills (4.73%)*		29,823,831
Money Market Mutual Funds --7.17%	JP Morgan Prime MMkt 3605 (4.93%)**		11,134,196
	Goldman FSQ Money Market (4.78%)**		3,969,332

	Total Short-term Investments		$45,452,799

Total Equity Securities and Short-term Investments			$195,021,407

Net Assets at March 31, 2023			$210,621,226

(1)	Non-income producing

*	Weighted average yield to maturity for bills maturing from 4/25/23 to 6/8/23.

**	Rate is the annualized seven-day yield of the fund at period end.